Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 7,291	$ 328,459	$ 59,874	$ 3,098,661	$ 3,100,605	$ 698,468
Revenue From Contract With Customer Product And Service Extensible List	Grant [Member]	Grant [Member]	Grant [Member]	Grant [Member]	Grant [Member]	Grant [Member]
Costs and expenses:
Research and development	$ 2,981,653	$ 3,154,553	$ 8,980,827	$ 7,968,846	$ 11,359,104	$ 893,802
Selling, general and administrative	1,538,737	1,644,946	4,872,681	4,854,494	6,507,641	2,623,158
Total costs and expenses	4,520,390	4,799,499	13,853,508	12,823,340	17,866,745	3,516,960
Loss from operations	(4,513,099)	(4,471,040)	(13,793,634)	(9,724,679)	(14,766,140)	(2,818,492)
Interest income	18,536	0	18,536	0
Interest expense	0	(157)	(5)	(19,765)	(19,923)	(29,402)
Net loss	(4,494,563)	(4,471,197)	(13,775,103)	(9,744,444)	$ (14,786,063)	$ (2,847,894)
Unrealized gains on marketable securities	26,828	0	26,828	0
Comprehensive loss	$ (4,467,735)	$ (4,471,197)	$ (13,748,275)	$ (9,744,444)
Net loss per share — basic	$ (0.18)	$ (0.18)	$ (0.55)	$ (0.61)	$ (0.81)	$ (0.35)
Net loss per share — diluted	$ (0.18)	$ (0.18)	$ (0.55)	$ (0.61)	$ (0.81)	$ (0.35)
Weighted average number of common share basic	25,227,051	25,143,559	25,219,931	15,868,421	18,209,198	8,212,581
Weighted Average Number of Shares Outstanding, Diluted	25,227,051	25,143,559	25,219,931	15,868,421	18,209,198	8,212,581